LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
LEASE OBLIGATIONS
Schedule of Minimum Lease Payments

	Minimum lease payments
As at	December 31, 2022	December 31, 2021
Less than one year	$11,343	$12,292
Between one and five years	14,044	13,380
More than five years	5,806	15,983
	31,193	41,655
Less: future finance charges	(9,847)	(12,250)
Present value of minimum lease payments	21,346	29,405
Less: current portion	(9,416)	(10,523)
Non-current portion	$11,930	$18,882